Supplement to Premier Accumulation Life
                [registered trademark symbol] Prospectus
                       Supplement dated May 1, 2009 to
                Prospectus dated May 1, 2007 as supplemented

   The disclosure set forth below replaces the information under the heading "Fund Expenses" found in the prospectus and any other prior supplements.
===============================================================================
                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
===============================================================================

The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2008. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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------------------------------------------------------------------------------------------------------------------------
								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation     0.61%		None		0.31% (2)	0.92%	   None		0.92% (3)
 Fund (Series I Shares) (1)
AIM V.I. Capital Appreciation     0.61%		0.25%		0.31% (2)	1.17%	   None		1.17% (4)
 Fund (Series II Shares)
AIM V.I. Capital Development      0.75%		None		0.37% (2)	1.12%	   -0.01% (6)   1.11% (3) (7)
 Fund (Series I Shares) (5)

AIM V.I. Capital Development 	  0.75%		0.25%		0.37% (2)	1.37%	   -0.01% (6)   1.36% (4) (7)
 Fund (Series II Shares)

AIM V.I. Global Health Care       0.75%		None		0.39% (2)	1.14%	   -0.01% (6)   1.13% (3)
 Fund (Series I Shares) (8)

AIM V.I. Global Real Estate 	  0.75%		None		0.42%		1.17%	   None		1.17% (3)
 Fund (Series I Shares) (1)

AIM V.I. International Growth     0.71%		None		0.37% (2)	1.08%	   -0.01% (6)	1.07% (3)
Fund (Series I Shares) (5)

AIM V.I. International Growth
 Fund (Series II Shares)	  0.71%	  	0.25%		0.37% (2)	1.33%	   -0.01% (6)	1.32% (4)


American Century VP Balanced      0.90% (9)	None		0.01% (10)	0.91%	   None		0.91%
 Fund
American Century VP 		  1.34% (11)	None		0.01% (10)      1.35%	   None		1.35%
 International Fund
American Century VP Value 	  0.94% (9) 	None		0.01% (10)	0.95%	   None		0.95%
 Fund
American Century VP Ultra         1.00% (9)	None		0.01% (10)	1.01%	   None		1.01%
 [registered trademark symbol]
 Fund (12)
American Century VP Ultra         0.90% (9)	0.25% (13)	0.01% (10)	1.16%	   None		1.16%
 [registered trademark symbol]
 Class II Fund
American Century VP Large Company 0.80% (9)	0.25% (13)	0.01% (10)	1.06%	   None		1.06%
 Value Class II Fund
American Century VP Inflation     0.48% (9)	0.25% (13)	0.01% (10)	0.74%	   None		0.74%
 Protection Class II Fund

The Dreyfus Socially Responsible  0.75%		None		0.10%		0.85%	   None		0.85%
 Growth Fund, Inc. - Initial
 Shares
Dreyfus IP - MidCap Stock 	  0.75%		None		0.07%		0.82%	   None 	0.82%
 Portfolio - Initial Shares (1)
Dreyfus IP - Technology Growth    0.75%		None		0.11%		0.86%	   None 	0.86%
 Portfolio - Initial Shares
Dreyfus VIF - Appreciation        0.75%		None		0.06%		0.81%	   None		0.81%
 Portfolio - Initial Shares (1)
Dreyfus VIF - Quality Bond 	  0.65%		None		0.11%		0.76%	   None		0.76%
 Portfolio - Initial Shares (8)
Dreyfus Stock Index Fund, Inc. -  0.25%		0.25%		0.03%		0.53%	   None		0.53%
 Service Shares

Federated High Income Bond Fund   0.60%		None		0.44% (15)	1.04%	  -0.25%	0.79%
 II - Primary Shares (1) (14)
Federated Capital Income          0.75% (17)	None		1.16% (18) (19)	1.91%	  -0.63%	1.28%
 Fund II  (8) (16)

Fidelity VIP Asset Manager        0.51%		None		0.12%		0.63%	   None		0.63%
 [service mark symbol] Portfolio
  - Initial Class Shares (8)
Fidelity VIP Asset Manager:       0.56%		None		0.18%		0.74%	  -0.01% (21)	0.73% (21)
 Growth[registered trademark
 symbol] Portfolio - Initial Class
 Shares (20)

Fidelity VIP Balanced Portfolio - 0.41%		None		0.14%		0.55%	   None		0.55%
 Initial Class Shares (20)
Fidelity VIP Contrafund           0.56%		None		0.10%		0.66%	  -0.01% (22)	0.65% (22)
 [registered trademark
 symbol] Portfolio -Initial
 Class Shares

Fidelity VIP Equity-Income        0.46%		None		0.11%		0.57%	   None		0.57%
 Portfolio -Initial Class
 Shares
Fidelity VIP Growth & Income      0.46%		None		0.13%		0.59%	   None		0.59%
 Portfolio - Initial Class Shares
Fidelity VIP Growth Opportunities 0.56%		None		0.15%		0.71%	   None		0.71%
 Portfolio - Initial Class
 Shares (23)
Fidelity VIP Growth Portfolio -   0.56%		None		0.12%		0.68%	  -0.01% (22)  	0.67% (22)
 Initial Class Shares (1)

Fidelity VIP High Income          0.57%		None		0.14%		0.71%	  -0.01% (24)	0.70% (24)
 Portfolio - Initial Class
 Shares (20)

Fidelity VIP Index 500 Portfolio  0.10%		None		None		0.10% (25) None		0.10%
 -Initial Class Shares (20)
Fidelity VIP Investment Grade     0.32%		None		0.11%		0.43%	   None		0.43%
 Bond Portfolio - Initial Class
 Shares (20)
Fidelity VIP Mid-Cap Portfolio -  0.56%		0.25%		0.12%		0.93%	  -0.01% (22)	0.92% (22)
 Service Class 2 Shares

Fidelity VIP Overseas Portfolio - 0.71%		None		0.16%		0.87%	  -0.03% (22)	0.84% (22)
 Initial Class Shares (20)

Fidelity VIP Money Market         0.19%		None		0.10%		0.29%	   None		0.29%
 Portfolio -Initial Class Shares

Franklin Flex Cap Growth 	  0.68%		0.25%		0.35%		1.28%	  -0.31%	0.97%
 Securities Fund - Class 2
 (26) (27)
Franklin Income Securities        0.45%		0.25%		0.02%		0.72%	   None		0.72%
 Fund - Class 2 (28)
Franklin Small Cap Value          0.52%		0.25%		0.17%		0.94%	  -0.01%	0.93%
 Securities Fund - Class 2 (27)
Franklin Small-Mid Cap Growth     0.50%		0.25%		0.30%		1.05%	  -0.02%	1.03%
 Securities Fund - Class 2 (27)
Franklin U.S. Government Fund -   0.49%		0.25%		0.04%		0.78%	   None		0.78%
 Class 2 (28)
Mutual Shares Securities Fund -   0.60%		0.25%		0.13%		0.98%	   None		0.98%
 Class 2
Templeton Developing Markets      1.24%		0.25%		0.30%		1.79%	  -0.01%	1.78%
 Securities Fund - Class 2 (27)
Templeton Global Bond Securities  0.47%		0.25%		0.11%		0.83%	   None		0.83%
 Fund - Class 2 (29)
Templeton Growth Securities Fund  0.74%		0.25%		0.04%		1.03%	   None		1.03%
 - Class 2 (28)

ING Global Resources Portfolio    0.64%		0.25%		None		0.89%	   None		0.89%
 Class S (8)
ING JPMorgan Emerging Markets     1.25%		None		None		1.25%	   None		1.25%
 Equity Portfolio - Class I (20)

JPMorgan Insurance Trust          0.60%		None		0.36% (30)	0.96%	   None		0.96% (31)
 International Equity
 Portfolio (1)

JPMorgan Insurance Trust Mid      0.65%		None		0.22% (32)	0.87% (33) None		0.87% (34)
 Cap Value Portfolio
JPMorgan Insurance Trust U.S.     0.55%		None		0.23% (35)	0.78%	   None		0.78% (36)
 Equity Portfolio (23)

PIMCO All Asset Portfolio -       0.425% (37)	0.25%		0.760% (38)	1.435% 	 -0.02% 	1.415%
Advisor Class Shares								 (39)     (40) (41)
PIMCO CommodityRealReturn         0.74% (37)	0.15%		0.26% (42)(43)	1.150%   -0.09% (44)	1.06%
 [trademark symbol]  Strategy 							 (39)
 Portfolio - Administrative Class
 Shares

Pioneer Bond VCT Portfolio -      0.50		None		0.26		0.76%	  -0.14%	0.62% (45)
 Class I Shares (8)
Pioneer Emerging Markets VCT
 Portfolio - Class II Shares	  1.15%		0.25%		0.36%		1.76%	   None		1.76%
Pioneer Equity Income VCT
 Portfolio - Class II Shares	  0.65%		0.25%		0.10%		1.00%	   None		1.00%
Pioneer Fund VCT Portfolio -	  0.65%		None		0.09%		0.74%	   None		0.74%
 Class I Shares (8)
Pioneer Growth Opportunities      0.74%		None		0.17%		0.91% (46) -0.06%	0.85% (47)
 VCT Portfolio - Class I
 Shares  (8)

Pioneer High Yield VCT            0.65%		0.25%		0.18%		1.08%	   None		1.08%
 Portfolio - Class II Shares
Pioneer Mid Cap Value VCT 	  0.65%		None		0.12%		0.77%	   None		0.77%
 Portfolio - Class I Shares (8)
Pioneer Real Estate Shares VCT    0.80%		0.25%		0.25%		1.30%	   None		1.30%
 Portfolio - Class II Shares
Pioneer Strategic Income VCT
 Portfolio - Class II Shares	  0.65%		0.25%		0.24%		1.14%	   None		1.14%

DWS Balanced VIP-Class A          0.36% (48)	None		0.25% (48)	0.61%	   None		0.61%
 Shares (23)
DWS International VIP-Class A     0.77%		None		0.24% (50)	1.01%	  -0.05% 	0.96%
 Shares (23) (49)


Wanger USA (20)			  0.85%		None		0.11%		0.96%	   None		0.96%

Effective June 1, 2008, Wanger U.S. Smaller Companies was renamed Wanger USA.

The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information
-------------------------------------------------------------------------------------------------------------------
 1  This Portfolio is only available if you have been continuously invested in it since April 30, 2006.

 2   Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests.  You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies.  As a result, the Net Annual Fund Operating
Expenses listed above may exceed the expense limit numbers.  The impact of the acquired fund fees and expense are included in the total returns of the Fund.

 3  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses
(subject to the exclusions discussed below) of Series I shares to 1.30% of average daily net assets.  In determining the advisor's  obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash.  These credits are used to pay certain expenses incurred by the Fund.

 4  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses
(subject to the exclusions discussed below) of Series II shares to 1.45% of average daily net assets.  In determining the advisor's  obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;  (iii) dividend expense on short sales; (iv) extraordinary items;
(v) expenses related to a merger  or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.
Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

 5  This Portfolio is only available if you have been continuously invested in it since March 15, 2006.

 6  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.  Fee Waiver reflects this agreement.

 7  The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels.  The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to
$250 million) to 0.64% (for average net assets over $10 billion).

 8  This Portfolio is only available if you have been continuously invested in it since April 28, 2005.

 9   The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management in the American Century VP Balanced Fund, American Century VP Value Fund, American Century VP Ultra[registered trademark symbol] Fund, American Century VP Ultra[registered trademark symbol] Class II Fund, American
Century VP Large Company Value Class II Fund and American Century VP Inflation Protection Class II Fund
prospectuses.

 10   Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.

 11  The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. The fee shown has been restated to reflect current fees. As a result, the Total Annual Fund Operating Expenses in this table differ from those shown in the
Financial Highlights. For more information about the unified management fee, including an explanation of strategy assets, see The Investment Advisor under Management in the American Century VP International Fund
prospectus.

 12  This Portfolio is only available if you have been continuously invested in it since March 15, 2007.

 13  The 12b-1 fee is used to compensate insurance companies for distribution and other shareholder services.

 14  The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the
Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated High Income Bond Fund II the Total Reduction of Fund Expenses was
0.25%  with the Total Actual Annual Fund Operating Expenses (after reduction) being 0.79%.

 15  Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The shareholder services provider did not charge, and therefore the Fund's Primary Shares did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund's Primary
Shares (after the voluntary reduction) were 0.19% for the fiscal year ended December 31, 2008.

 16  The percentages shown are based on expenses for the entire fiscal year ended December 31, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser and administrator waived and/or reimbursed, and the shareholder services provider did not charge, certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2008.  For Federated Capital Income Fund II the Total Waivers, Reimbursement
and Reduction of Fund Expenses was 0.63%  with the Total Actual Annual Fund Operating Expenses (after waivers, reimbursement and reduction) being 1.28%.

 17  The Adviser voluntarily waived and reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver and reimbursement at any time. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.44% for the fiscal year ended December 31, 2008

 18  Includes a shareholder services fee/account administration fee which is used to compensate  intermediaries for shareholder services or account administrative services. Please see "Payments to Financial Intermediaries"
herein. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. In addition, the shareholder services provider did not charge, and therefore the Fund did not accrue, its fee. This reduction can be terminated at any time. Total other expenses paid by the Fund (after the voluntary waiver and reduction) were 0.69% for the fiscal year ended December 31, 2008.

 19   The Fund's shareholders indirectly bear the expenses of the acquired funds which the Fund invests. The
Fund's indirect expense from investing in the acquired funds is based upon the average allocation of the Fund's investment in the acquired funds and upon the actual total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the fiscal year ended December 31, 2008.
Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

 20   This Portfolio is only available if you have been continuously invested in it since April 30, 2000.

 21   A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses Fidelity would have been 0.73%
for VIP Asset Manager: Growth[registered trademark symbol] Portfolio - Initial Class Shares%.  These offsets may be discontinued at any time.

 22   A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses.  In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity VIP Contrafund[registered trademark symbol] Portfolio - Initial Class Shares, 0.67% for Fideltiy VIP Growth Portfolio - Initial Class Shares,
0.92% for Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares, and 0.84% for Fidelity VIP Overseas
Portfolio - Initial Class Shares.  These offsets may be discontinued at any time.

 23  This Portfolio is only available if you have been continuously invested in it since April 30, 2003.

 24   Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.70% for Fidelity VIP High Income Portfolio- Initial Class Shares.  These offsets may be discontinued at any time.

 25   Management fees for the fund have been reduced to 0.10% , and class expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the fund's shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the fund manager's part.

 26   The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common annual
Fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.72% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. This waiver is separate from the waiver related to the Sweep Money Fund.

 27  The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin
Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.

 28  The Fund administration fee is paid indirectly through the management fee.

 29  The Fund's name changed from Templeton Global Income Securities Fund effective as of May 1, 2009.

 30  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan International Equity
Portfolio where the accounting survivor is the JPMorgan International Equity Portfolio.  Because of the
reorganization, "Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year except that the expenses have been restated to reflect the Portfolio's fund administration agreement.

 31  J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio's Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees'
deferred compensation plan) exceed 1.03% of the average daily net assets through 4/30/10.

 32  On 4/24/09 the Portfolio was involved in a reorganization with the JPMorgan Mid Cap Value Portfolio where the accounting survivor is the JPMorgan Mid Cap Value  Portfolio.  Because of the reorganization,
"Other Expenses" have been calculated based on the actual other expenses incurred by the accounting survivor in the most recent fiscal year except that the expenses have been restated to reflect the
Portfolio's fund administration agreement.

 33  The Total Annual Operating Expenses GROSS included in the fee table do not correlate to the ratio of expenses to average net assets in the Financial Highlights. The Financial Highlights reflect only the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.

 34  JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Portfolio's
Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of the average daily net assets through 4/30/10. Without the Acquired
Fund Fees and Expenses, the Total Annual Operating Expenses GROSS of the Portfolio would have been 0.86%
of the average daily net assets for Class 1 Shares.

 35  "Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year.

 36   JPMorgan Investment Advisors Inc. and JPMorgan Funds Management, Inc. have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the
Portfolio's Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees'
deferred compensation plan) exceed 0.80% of the average daily net assets through 4/30/10.

 37  "Management Fees" reflect an advisory fees and a supervisory and administrative fees payable by the Fund to PIMCO.

 38  Acquired Fund Fees and Expense (Underlying Fund Expenses) for the Portfolio are based upon an allocation of the Portfolio's Assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these underlying Funds. Acquired Fund Fees and Expenses (Underlying
Fund Expenses) will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

 39  The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net
Assets of the Portfolio, as set forth in the Financial Highlights table of the shareholder report, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Underlying Fund Expenses.

 40  PIMCO has contractually agreed, for the All Asset Portfolio's current fiscal year end, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds.  PIMCO may recoup these waiver in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit.

 41  The Expense Reduction, as described in footnote 40 above, is implemented based on a calculation of
Underlying Fund Expenses attributable to management fees that is different from the calculation of Acquired
Fund Fees and Expenses (Underlying Fund Expenses) listed in the table above and described in endnote 38, above.

 42   "Other Expenses" reflect interest expense.  Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

 43  The Subsidiary has entered into a separate contract with PIMCO for the Management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO management fee at the annual rates of 0.69% of its net assets.

 44  PIMCO has contractually agreed to waive the management fee and the administration fee it received from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary as described in endnote 43, above.  This waiver may not be terminated by PIMCO and will remain in effect as long as
PIMCO's contract with the Subsidiary is in place.

 45  The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares.  Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class'
net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.  See the statement of additional information for details regarding the expense limitation agreement.

 46   Acquired fund fees and expenses include fees and expenses incurred indirectly by the portfolio as a result of its nvestment in other companies.  Total annual portfolio operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the "Financial highlights" section, which does not include acquired portfolio fees and expenses.

 47   The expenses in the table above reflect the contractual expense limitation in effect through May 1,
2010 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 0.85% of the average daily net assets attributable to Class I shares. Any difference in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a class'
net assets and expense limit, which may exceed 0.01% annually. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2010.

 48   "Management Fee" restated on an annualized basis to reflect fee changes which took effect May 1,
2008.  "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.  "Other Expenses" include an administrative services fee paid to the Advisor in the amount of 0.10%.

 49   Through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total operating expenses at 0.96% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

 50   "Other Expenses" includes an administrative services fee paid to the Advisor in the amount of 0.10%
of average daily net assets.



	Explanation of Expense Table
	1.	The purpose of the Expense Table is to show the various expenses you will incur directly
		and indirectly by investing in the policy.  The Expense Table reflects expenses of the
		Separate Account as well as the portfolios.  Changes to the portfolio expenses affect
		the results of Section 9 - Hypothetical Illustrations in your prospectus.  We have
		chosen not to update Section 9 - Hypothetical Illustrations here.

Supplement to the Premier Accumulation Life[registered trademark symbol] Prospectus
                      Supplement dated April 30, 2009 to
                 Prospectus dated May 1, 2007, as supplemented,


             The disclosure set forth below replaces information
                 under Section 2 titled PREMIUMS on Page 10.

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

	-	By personal check drawn on a U.S. Bank in U.S. funds;
	-	By cashier's check;
	-	By money order; or
	-	By Electronic Funds Transfer ("EFT").

We will not accept premium payments made in the following forms:

	-	Cash;
	-	Credit cards;
	-	Travelers checks; third party checks; or
	-	Agency checks unless drawn on a Trust or fiduciary account.

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